BRIGHTHOUSE FUNDS TRUST II
SUPPLEMENT DATED SEPTEMBER 11, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED APRIL 29, 2024, AS SUPPLEMENTED
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio
S. Kenneth Leech no longer serves as a portfolio manager of Western Asset Management Strategic Bond Opportunities Portfolio and Western Asset Management U.S. Government Portfolio (each a “Portfolio”), each a series of Brighthouse Funds Trust II. Effective immediately, all references to Mr. Leech in the Summary Prospectus, Prospectus and Statement of Additional Information of each Portfolio are deleted.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE